SUBSEQUENT EVENTS (Details Narrative) - shares	4 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares issued for services		7,354,312
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of shares issued for services	500,000
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Number of shares issued for services	1,000,000,000